Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The BeeHive ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	6.08%	6.65%
S&P 500 Equal Weight TR
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%	10.47%	11.71%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%